Description of business (Details)	6 Months Ended
Jun. 30, 2016
Hoegh LNG Partners LP [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation	Marshall Islands
Purpose	Holding Company
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation	Marshall Islands
Purpose	Holding Company
Hoegh LNG Services Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation	United Kingdom
Purpose	Administration Services Company
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation	Singapore
Purpose	Owns 49% of PT Hoegh LNG Lampung
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation	Indonesia	[1]
Purpose	Owns PGN FSRU Lampung	[1]
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation	Cayman Islands	[2]
Purpose	Owns GDF Suez Neptune	[2]
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation	Cayman Islands	[2]
Purpose	Owns GDF Suez Cape Ann	[2]
Hoegh LNG FRSU III Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation	Cayman Islands	[3]
Purpose	Owns 100% of Hoegh LNG Cyprus Limited	[3]
Hoegh LNG Cyprus Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation	Cyprus	[3]
Purpose	Owns Hegh Gallant	[3]
Hoegh LNG Cyprus Limited Egypt Branch [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation	Egypt	[3]
Purpose	Branch of Hoegh LNG Cyprus Limited	[3]

[1]	PT Hoegh LNG Lampung is a variable interest entity, which is controlled by Hoegh LNG Lampung Pte. Ltd. and is, therefore, 100% consolidated in the consolidated and combined carve-out financial statements.
[2]	The remaining 50% interest in each joint venture is owned by Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co.
[3]	The ownership interests were acquired on October 1, 2015.